SHARE-BASED PAYMENTS - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2018 shares
SHARE-BASED PAYMENTS
Number of share-based awards granted		¥ (43,981)	$ (6,377)
Maximum
SHARE-BASED PAYMENTS
Share based compensation by share based payment arrangement vesting period		3 years	3 years
Minimum
SHARE-BASED PAYMENTS
Share based compensation by share based payment arrangement vesting period		1 year	1 year
2013 Share Option Scheme
SHARE-BASED PAYMENTS
Share based compensation by share based payment arrangement number of shares authorised									209,750,000
Share based compensation by share based payment arrrangement intrinsic value of options excercised during the period		¥ 26,299	$ 3,813	¥ 79,224		¥ 906,120
Share based compensation by share based payment arrangement weighted average grant date fair value of awards granted during the period | $ / shares			$ 0.36		$ 2.80		$ 1.16
Aggregate fair value of the share-based awards vested		84,098	$ 12,193	51,892		44,135
Share based compensation by share based payment arrangement unrecognised compensation		¥ 39,969						$ 5,795
Weighted-average period recognized		1 year 1 month 17 days	1 year 1 month 17 days
Number of options - Exercised		20,788,141	20,788,141
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		8,667,040	8,667,040
2013 Share Award Scheme
SHARE-BASED PAYMENTS
Share based compensation by share based payment arrangement number of shares authorised									215,376,304
Share based compensation by share based payment arrrangement intrinsic value of options excercised during the period | ¥				1,561		3,230
Share based compensation by share based payment arrangement weighted average grant date fair value of awards granted during the period | $ / shares			$ 0.31				0.31
Aggregate fair value of the share-based awards vested		¥ 11,462	$ 1,662	16,192		15,981
Weighted-average period recognized		1 year 4 months 6 days	1 year 4 months 6 days
Total unrecognized share-based compensation expenses		¥ 5,035						730
Number of options - Exercised		0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		0	0
2021 Share Award Scheme
SHARE-BASED PAYMENTS
Share based compensation by share based payment arrangement number of shares authorised									380,528,480
Share based compensation by share based payment arrrangement intrinsic value of options excercised during the period		¥ 5,297	$ 768
Share based compensation by share based payment arrangement weighted average grant date fair value of awards granted during the period | $ / shares			$ 0.33
Aggregate fair value of the share-based awards vested		¥ 18,371	$ 2,664
Weighted-average period recognized		2 years 1 month 28 days	2 years 1 month 28 days
Total unrecognized share-based compensation expenses		¥ 108,162						15,682
Number of options - Exercised		3,131,947	3,131,947
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		129,509,841	129,509,841
Restricted Shares
SHARE-BASED PAYMENTS
Weighted-average period recognized		1 year	1 year
Restricted shares,aggregate fair value | $			$ 6,981,396		$ 2,278,360
Total unrecognized share-based compensation expenses				30,882				4,477
Restricted shares, number of shares granted		11,684,432	11,684,432
Restricted Shares | 2013 Share Award Scheme
SHARE-BASED PAYMENTS
Weighted-average period recognized		1 year 7 months 20 days	1 year 7 months 20 days
Restricted shares, total weighted average grant-date fair value granted | $ / shares			$ 1.29		$ 2.04		$ 0.78
Restricted shares,aggregate fair value		¥ 119,156	$ 17,276	¥ 90,121		¥ 91,683
Total unrecognized share-based compensation expenses		¥ 116,666						$ 16,915
Restricted shares, number of shares granted		17,805,065	17,805,065
Camelot Award
SHARE-BASED PAYMENTS
Share based compensation by share based payment arrangement vesting period		3 years	3 years
Camelot Award | 2021 Share Award Scheme
SHARE-BASED PAYMENTS
Number of share-based awards granted | ¥	¥ 43,981
Number of shares issued upon modification of award	27,500,715